UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013





[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48491-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.5%)

             COMMON STOCKS (98.9%)

             CONSUMER DISCRETIONARY (12.6%)
             ------------------------------
             APPAREL RETAIL (1.5%)
   147,760   American Eagle Outfitters, Inc.                               $    2,874
    87,200   Gap, Inc.                                                          3,313
    73,500   TJX Companies, Inc.                                                3,584
                                                                           ----------
                                                                                9,771
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (4.1%)
   400,000   Fuji Heavy Industries Ltd.                                         7,550
   663,000   Isuzu Motors Ltd.                                                  4,414
    42,808   KIA Motors Corp.                                                   2,130
   205,400   Toyota Motor Corp.                                                11,883
                                                                           ----------
                                                                               25,977
                                                                           ----------
             AUTOMOTIVE RETAIL (0.3%)
    18,500   O'Reilly Automotive, Inc.*                                         1,985
                                                                           ----------
             BROADCASTING (1.2%)
 3,924,096   ITV plc                                                            7,674
                                                                           ----------
             CABLE & SATELLITE (1.3%)
    85,600   Comcast Corp. "A"                                                  3,536
    47,100   Time Warner Cable, Inc.                                            4,422
                                                                           ----------
                                                                                7,958
                                                                           ----------
             DEPARTMENT STORES (1.8%)
   100,200   Macy's, Inc.                                                       4,469
   100,343   Next plc                                                           6,794
                                                                           ----------
                                                                               11,263
                                                                           ----------
             HOMEFURNISHING RETAIL (0.6%)
    50,150   Nitori Holdings Co. Ltd.                                           3,776
                                                                           ----------
             HOUSEWARES & SPECIALTIES (0.6%)
    78,450   Jarden Corp.*                                                      3,531
                                                                           ----------
             RESTAURANTS (0.8%)
   128,700   Brinker International, Inc.                                        5,007
                                                                           ----------
             SPECIALTY STORES (0.4%)
    40,000   PetSmart, Inc.                                                     2,730
                                                                           ----------
             Total Consumer Discretionary                                      79,672
                                                                           ----------
             CONSUMER STAPLES (10.7%)
             ------------------------
             BREWERS (0.6%)
    62,489   Heineken Holding N.V.                                              3,758
                                                                           ----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (0.4%)
 5,450,000   Thai Beverage Public Co. Ltd.                                 $    2,677
                                                                           ----------
             DRUG RETAIL (0.8%)
    90,400   CVS Caremark Corp.                                                 5,259
                                                                           ----------
             FOOD RETAIL (2.7%)
   308,936   Koninklijke Ahold N.V.                                             4,874
    83,280   Kroger Co.                                                         2,863
    62,100   Metro, Inc.                                                        4,211
   234,800   Safeway, Inc.                                                      5,288
                                                                           ----------
                                                                               17,236
                                                                           ----------
             HOUSEHOLD PRODUCTS (1.6%)
    26,700   Kimberly-Clark Corp.                                               2,755
    94,500   Procter & Gamble Co.                                               7,255
                                                                           ----------
                                                                               10,010
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   409,235   Distribuidora Internacional de Alimentacion S.A.                   3,175
    42,000   Wal-Mart Stores, Inc.                                              3,264
                                                                           ----------
                                                                                6,439
                                                                           ----------
             PACKAGED FOODS & MEAT (0.8%)
   122,593   Suedzucker AG                                                      4,942
                                                                           ----------
             PERSONAL PRODUCTS (0.5%)
    63,800   Nu Skin Enterprises, Inc. "A"                                      3,237
                                                                           ----------
             TOBACCO (2.3%)
   174,500   Altria Group, Inc.                                                 6,371
    71,795   British American Tobacco plc                                       3,977
    74,139   Imperial Tobacco Group plc                                         2,649
    37,000   Japan Tobacco, Inc.                                                1,398
                                                                           ----------
                                                                               14,395
                                                                           ----------
             Total Consumer Staples                                            67,953
                                                                           ----------
             ENERGY (10.0%)
             --------------
             COAL & CONSUMABLE FUELS (0.3%)
   556,000   China Shenhua Energy Co. Ltd. "H"                                  1,967
                                                                           ----------
             INTEGRATED OIL & GAS (3.4%)
   103,300   Exxon Mobil Corp.                                                  9,193
    41,603   Lukoil OAO ADR                                                     2,638
    35,781   OMV AG                                                             1,681
   178,245   Repsol S.A.                                                        4,178
   115,449   Royal Dutch Shell plc "A"                                          3,928
                                                                           ----------
                                                                               21,618
                                                                           ----------
             OIL & GAS DRILLING (1.2%)
   140,000   Ensign Energy Services, Inc.                                       2,357
   101,000   Transocean Ltd.*                                                   5,198
                                                                           ----------
                                                                                7,555
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (2.0%)
   233,600   Petroleum Geo-Services ASA                                         3,419
    86,100   Shawcor Ltd.                                                       3,459
   149,676   TGS Nopec Geophysical Co. ASA                                      5,360
                                                                           ----------
                                                                               12,238
                                                                           ----------
             OIL & GAS REFINING & MARKETING (3.1%)
    28,000   Idemitsu Kosan Co. Ltd.                                            2,364
   744,800   JX Holdings, Inc.                                                  4,034
    36,050   Phillips 66                                                        2,197
   246,888   Polski Koncern Naftowy Orlen S.A.*                                 3,828

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   184,000   Valero Energy Corp.                                           $    7,419
                                                                           ----------
                                                                               19,842
                                                                           ----------
             Total Energy                                                      63,220
                                                                           ----------

             FINANCIALS (20.9%)
             ------------------
             DIVERSIFIED BANKS (9.2%)
 3,293,000   Agricultural Bank of China Ltd. "H"                                1,579
 1,900,000   Aozora Bank Ltd.                                                   5,945
 9,278,000   Bank of China Ltd. "H"                                             4,340
 5,021,000   China Construction Bank Corp. "H"                                  4,206
 1,799,400   China Merchants Bank Co. Ltd. "H"                                  3,835
   381,480   Grupo Financiero Banorte S.A. "O"                                  2,875
 6,758,000   Industrial and Commercial Bank of China Ltd. "H"                   4,755
 2,080,500   Mizuho Financial Group, Inc.                                       4,589
    36,400   National Bank of Canada                                            2,751
   254,672   Nordea Bank AB                                                     3,051
   422,000   Oversea-Chinese Banking Corp. Ltd.                                 3,717
   148,319   Sberbank of Russia ADR*                                            1,907
    89,300   Sumitomo Mitsui Financial Group, Inc.                              4,218
   181,583   Turkiye Halk Bankasi A.S.                                          1,980
   879,294   Turkiye Is Bankasi "C"                                             3,394
   140,500   Wells Fargo & Co.                                                  5,336
                                                                           ----------
                                                                               58,478
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (2.4%)
   727,000   Daiwa Securities Group, Inc.                                       6,436
 1,042,200   Nomura Holdings, Inc.                                              8,478
                                                                           ----------
                                                                               14,914
                                                                           ----------
             LIFE & HEALTH INSURANCE (1.7%)
    57,500   AFLAC, Inc.                                                        3,130
   168,300   Protective Life Corp.                                              6,406
   111,800   T&D Holdings, Inc.                                                 1,298
                                                                           ----------
                                                                               10,834
                                                                           ----------
             MULTI-LINE INSURANCE (2.3%)
    97,650   Ageas                                                              3,578
    36,300   Allianz SE                                                         5,356
   113,100   Assurant, Inc.                                                     5,377
                                                                           ----------
                                                                               14,311
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   120,000   JPMorgan Chase & Co.                                               5,881
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
    77,690   Admiral Group                                                      1,546
    26,600   Allied World Assurance Co.                                         2,416
    98,700   First American Financial Corp.                                     2,642
                                                                           ----------
                                                                                6,604
                                                                           ----------
             REAL ESTATE DEVELOPMENT (0.8%)
   576,000   China Overseas Land & Investment Ltd.                              1,763
 5,527,000   Country Garden Holdings Co. Ltd.*                                  3,141
                                                                           ----------
                                                                                4,904
                                                                           ----------
             REINSURANCE (2.6%)
    50,705   Hannover Rueckversicherung AG                                      4,282
    14,424   Muenchener Rueckversicherungs-Gesellschaft AG                      2,884
   112,832   Reinsurance Group of America, Inc.                                 7,058
    27,100   RenaissanceRe Holdings Ltd.                                        2,544
                                                                           ----------
                                                                               16,768
                                                                           ----------
             Total Financials                                                 132,694
                                                                           ----------

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HEALTH CARE (9.5%)
             ------------------
             BIOTECHNOLOGY (1.6%)
    67,635   Actelion Ltd.                                                 $    4,135
    35,500   Amgen, Inc.                                                        3,700
    89,600   Myriad Genetics, Inc.*                                             2,495
                                                                           ----------
                                                                               10,330
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (2.0%)
    82,450   Cardinal Health, Inc.                                              3,646
    33,300   McKesson Corp.                                                     3,524
   140,400   Suzuken Co. Ltd.                                                   5,458
                                                                           ----------
                                                                               12,628
                                                                           ----------
             HEALTH CARE EQUIPMENT (1.1%)
    35,910   Becton, Dickinson & Co.                                            3,386
    72,400   Medtronic, Inc.                                                    3,380
                                                                           ----------
                                                                                6,766
                                                                           ----------
             HEALTH CARE FACILITIES (0.4%)
    57,500   Community Health Systems, Inc.                                     2,620
                                                                           ----------
             MANAGED HEALTH CARE (0.9%)
    92,200   UnitedHealth Group, Inc.                                           5,526
                                                                           ----------
             PHARMACEUTICALS (3.5%)
    87,400   Merck & Co., Inc.                                                  4,108
    25,033   Novo Nordisk A/S "B"                                               4,391
   172,462   Orion Oyj "B"                                                      4,951
    26,994   Roche Holding AG                                                   6,747
    74,176   Shire plc                                                          2,307
                                                                           ----------
                                                                               22,504
                                                                           ----------
             Total Health Care                                                 60,374
                                                                           ----------

             INDUSTRIALS (9.9%)
             ------------------
             AEROSPACE & DEFENSE (4.2%)
    41,900   Alliant Techsystems, Inc.                                          3,116
   405,954   BAE Systems plc                                                    2,368
    56,500   Boeing Co.                                                         5,164
 1,295,843   Cobham plc                                                         5,042
    35,500   Huntington Ingalls Industries, Inc.                                1,878
    47,600   Lockheed Martin Corp.                                              4,717
    60,600   Northrop Grumman Corp.                                             4,590
                                                                           ----------
                                                                               26,875
                                                                           ----------
             AIRLINES (1.5%)
    90,300   Alaska Air Group, Inc.*                                            5,566
   868,814   Turk Hava Yollari Anonim Ortakligi*                                3,615
                                                                           ----------
                                                                                9,181
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.9%)
 1,669,000   China Railway Construction Corp. "H"                               1,684
    30,479   Daelim Industrial Co. Ltd.                                         2,131
    96,936   Monadelphous Group Ltd.                                            2,103
                                                                           ----------
                                                                                5,918
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   221,000   Hino Motors Ltd.                                                   3,371
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    66,271   Rheinmetall AG                                                     3,139
                                                                           ----------
             INDUSTRIAL MACHINERY (0.4%)
    20,500   Duerr AG                                                           2,332
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             RAILROADS (1.9%)
    36,700   Central Japan Railway Co.                                     $    4,424
    46,100   East Japan Railway Co.                                             3,887
    74,300   West Japan Railway Co.                                             3,590
                                                                           ----------
                                                                               11,901
                                                                           ----------
             Total Industrials                                                 62,717
                                                                           ----------
             INFORMATION TECHNOLOGY (12.1%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (2.0%)
   968,900   Brocade Communications Systems, Inc.*                              5,639
   343,700   Cisco Systems, Inc.                                                7,190
                                                                           ----------
                                                                               12,829
                                                                           ----------
             COMPUTER HARDWARE (1.4%)
    20,600   Apple, Inc.                                                        9,121
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (1.1%)
   123,900   Western Digital Corp.                                              6,849
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
   122,080   Computer Sciences Corp.                                            5,719
   145,700   CoreLogic, Inc.*                                                   3,975
    88,900   Total System Services, Inc.                                        2,100
   115,100   Western Union Co.                                                  1,705
                                                                           ----------
                                                                               13,499
                                                                           ----------
             HOME ENTERTAINMENT SOFTWARE (0.4%)
   120,600   KONAMI Corp.                                                       2,749
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (0.7%)
   107,000   AOL, Inc.                                                          4,134
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.0%)
    25,550   Accenture plc "A"                                                  2,081
    44,710   Cap Gemini                                                         2,056
   130,305   Unisys Corp.*                                                      2,493
                                                                           ----------
                                                                                6,630
                                                                           ----------
             SEMICONDUCTORS (0.8%)
     3,660   Samsung Electronics Co. Ltd.                                       5,051
                                                                           ----------
             SYSTEMS SOFTWARE (2.2%)
   155,991   Microsoft Corp.                                                    5,163
   124,700   Oracle Corp.                                                       4,088
   195,800   Symantec Corp.*                                                    4,758
                                                                           ----------
                                                                               14,009
                                                                           ----------
             TECHNOLOGY DISTRIBUTORS (0.4%)
    67,700   Avnet, Inc.*                                                       2,217
                                                                           ----------
             Total Information Technology                                      77,088
                                                                           ----------
             MATERIALS (6.1%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
    10,442   Axiall Corp.                                                         548
                                                                           ----------
             CONSTRUCTION MATERIALS (1.8%)
   323,648   Cemex S.A. de C.V. ADR*                                            3,641
 1,487,000   PT Indocement Tunggal Prakarsa Tbk                                 4,038
 2,016,500   PT Semen Gresik (Perssero) Tbk                                     3,816
                                                                           ----------
                                                                               11,495
                                                                           ----------
             DIVERSIFIED CHEMICALS (0.8%)
    28,300   BASF SE                                                            2,643

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    18,193   PPG Industries, Inc.                                          $    2,677
                                                                           ----------
                                                                                5,320
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.2%)
    30,706   KGHM Polska Miedz S.A.                                             1,438
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
    13,500   CF Industries Holdings, Inc.                                       2,518
    42,600   Sociedad Quimica y Minera Chile S.A. ADR                           2,108
    48,346   Yara International ASA                                             2,264
                                                                           ----------
                                                                                6,890
                                                                           ----------
             PAPER PACKAGING (1.2%)
    93,800   Packaging Corp. of America                                         4,461
   197,854   Smurfit Kappa Group plc                                            2,937
                                                                           ----------
                                                                                7,398
                                                                           ----------
             PAPER PRODUCTS (0.6%)
   282,141   Mondi plc                                                          3,732
                                                                           ----------
             SPECIALTY CHEMICALS (0.3%)
    33,700   LyondellBasell Industries N.V. "A"                                 2,045
                                                                           ----------
             Total Materials                                                   38,866
                                                                           ----------
             TELECOMMUNICATION SERVICES (3.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
   524,199   Hellenic Telecommunications Organization (OTE S.A.)*               4,556
    58,800   Nippon Telegraph & Telephone Corp.                                 2,911
 4,543,050   PT Telekomunikasi Indonesia Persero Tbk                            5,467
                                                                           ----------
                                                                               12,934
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.9%)
   183,300   America Movil S.A.B. de C.V. ADR "L"                               3,919
   208,800   Freenet AG                                                         5,200
    91,274   MegaFon OAO GDR                                                    2,816
                                                                           ----------
                                                                               11,935
                                                                           ----------
             Total Telecommunication Services                                  24,869
                                                                           ----------
             UTILITIES (3.2%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
 2,103,577   Spark Infrastructure Group                                         3,904
                                                                           ----------
             GAS UTILITIES (1.4%)
   135,310   Enagas S.A.                                                        3,605
    96,520   Gas Natural SDG S.A.                                               2,021
 4,697,500   PT Perusahaan Gas Negara Persero Tbk                               3,020
                                                                           ----------
                                                                                8,646
                                                                           ----------
             MULTI-UTILITIES (0.8%)
   251,256   Gaz de France S.A.                                                 5,393
                                                                           ----------
             WATER UTILITIES (0.4%)
   166,200   Companhia de Saneamento Basico do Estado de Sao Paulo              2,337
                                                                           ----------
             Total Utilities                                                   20,280
                                                                           ----------
             Total Common Stocks (cost: $520,535)                             627,733
                                                                           ----------
             PREFERRED STOCKS (0.6%)

             FINANCIALS (0.4%)
             -----------------
             DIVERSIFIED BANKS (0.4%)
   489,300   Itausa - Investimentos Itau S.A.                                   2,421
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             Total Financials                                              $    2,421
                                                                           ----------
             UTILITIES (0.2%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   126,500   Companhia Energetica de Sao Paulo SA "B"                           1,339
                                                                           ----------
             Total Utilities                                                    1,339
                                                                           ----------
             Total Preferred Stocks (cost: $4,383)                              3,760
                                                                           ----------
             Total Equity Securities (cost: $524,918)                         631,493
                                                                           ----------
             MONEY MARKET INSTRUMENTS (0.9%)

             MONEY MARKET FUNDS (0.9%)
 5,659,251   State Street Institutional Liquid Reserve Fund, 0.11%
               (a)(cost: $5,659)                                                5,659
                                                                           ----------

             TOTAL INVESTMENTS (COST: $530,577)                            $  637,152
                                                                           ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
                                                                                    CONTRACT    APPRECIATION
NUMBER OF                                FORWARD CURRENCY             SETTLEMENT     VALUE      (DEPRECIATION)
CONTRACTS           COUNTERPARTY         CONTRACTS                       DATE        (000)          (000)
-------------------------------------------------------------------------------------------------------------
                                         CONTRACTS TO SELL (2.6%)
                State Street Bank and
1,606,214,000         Trust Co.          Japanese Yen                  5/09/2013     $16,477           $(270)
                                                                                    -------------------------
                                         Receivable Amount ($16,207)                 $16,477           $(270)
                                                                                    =========================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     627,733     $        --     $         --     $  627,733
  Preferred Stocks                                    3,760              --               --          3,760
Money Market Instruments:
  Money Market Funds                                  5,659              --               --          5,659
-----------------------------------------------------------------------------------------------------------
Total                                         $     637,152     $        --     $         --     $  637,152
-----------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts To Sell*           $          --     $      (270)    $         --     $    (270)
-----------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation (depreciation) of the contract.

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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8  | USAA Capital Growth Fund

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calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

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9  | USAA Capital Growth Fund

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measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in Note C.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------

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                                         Notes to Portfolio of Investments |  10

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OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting
Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $115,863,000 and $9,288,000, respectively, resulting in net unrealized appreciation of $106,575,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $634,702,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 58.7% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.
*      Non-income-producing security.

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11  | USAA Capital Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.